III. Financial Risk Management (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt to equity ratio (as a ratio)		0.05		0.03
Reserve of exchange differences on translation		$ 71,252	[1],[2]
Total borrowings		728,762		330,933
Loss on interest rate risk if market interest rates were higher		$ 5,300		$ 5,200
Exposure investment-grade rated instruments (as a percent)		80.00%		77.00%
Current trade receivables		$ 2,493,940		$ 1,299,072	$ 968,148
Liquid financial assets (as a percent)		9.00%		7.00%
Financial liabilities, fair value as a percentage of carrying value (as a percent)		99.20%		99.60%
Reserve of cash flow hedges, continuing hedges		$ 13,100		$ 1,300
Minimum maturity period of certificates of deposits		3 months
CTA foreign exchange risk currency exposure		$ 900		200
Allowance for doubtful accounts - trade receivables [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		45,500		47,100
Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		544,900		209,600
Guarantees under credit insurance [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		231,200		175,800
Letter of credit and other bank guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		34,700		17,800
Other guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables				2,200
Financial guarantee contracts [member] | Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		28,100		10,600
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings	[3]	497,889		$ 187,036
Current borrowings		$ 479,000
Concentration risk (as a percent)	[3]	68.00%		57.00%
Other currencies hedged to U.S. dollar [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid financial assets, percentage denominated by a specific currency (as a percent)		87.00%
Level 3 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings
Current trade receivables
Level 3 [member] | Venezuelan Companies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		48,700
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		1,300		1,000
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		400		100
One percent change, Brazilian Real / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 900		300
Liquidity risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum maturity period of cash and cash equivalents		3 months
Liquidity risk [member] | European sovereign counterparties [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Direct exposure to financial instruments issued by European sovereign counterparties		$ 5,000		6,000
Commodity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum period of fixed price of commodities for short-term nature		1 year
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 4,000		3,100
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 200		$ 500

[1]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified to the income statement. For more information see note 35 “Other Information - Agreement to terminate NKKTubes joint venture”.
[2]	Related to NKKTubes’ cease of operations. For more information see note 35 “Other Relevant Information – Agreement to terminate NKKTubes joint venture”.
[3]	Out of the $497.9 million fixed rate borrowings, $479 million are short-term.